Regulatory Matters (Details) (USD $)	0 Months Ended		12 Months Ended			0 Months Ended
	Jun. 25, 2014	May 09, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Nov. 01, 2013 New Base Rates [Member]
Rates And Regulatory Matters [Line Items]
Requested additional non-gas revenue						$ 1,664,000
Non-gas revenues		887,062
Return on equity		9.75%
WNA weather band percentage			3.00%
Approved short term indebtedness authority	30,000,000
Approved long term indebtedness authority	$ 60,000,000
Regulatory utility assets provision, review period			5 years
Composite weighted-average depreciation rate			3.25%	3.35%	3.34%